Information on staff and remuneration - Determination of fair value of the warrants granted (Details) - item		12 Months Ended
	Apr. 19, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Information on staff and remuneration
Spread on closing price of shares on Nasdaq Copenhagen (as a percent)	10.00%
Expiration period of warrants		5 years
Vested period of warrants		3 years
Percentage of warrants vesting per month from the date of grant		0.028%
Percentage of warrants vesting after one year from the date of grant		0.33%
Percentage of warrants vesting after two year from the date of grant		3.00%
Percentage of warrants vesting after three year from the date of grant		0.34%
Frequency of exercises of warrants		4
Period for calculating the volatility rate				5 years
Vesting period for calculating the volatility rate			3 years
Percentage of exercise period for calculating the volatility			50.00%
Exercise period for calculating the volatility		7 years	2 years